No Load | Forward Multi-Strategy Fund
Forward Multi-Strategy Fund
Investment Objective
The Fund seeks high potential capital appreciation.
Fees and Expenses of the Fund
The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment) As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses No Load Forward Multi-Strategy Fund		Investor Class	Institutional Class
Management Fee		0.10%	0.10%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.80%	0.55%
Acquired Fund Fees and Expenses		1.39%	1.39%
Total Annual Fund Operating Expenses		2.54%	2.04%
Fee Waiver and/or Expense Reimbursement	[1]	(0.26%)	(0.26%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		2.28%	1.78%
[1]	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2017 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 0.89%, and 0.39%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples
These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first two years. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:
Expense Example No Load Forward Multi-Strategy Fund (USD $)	Investor Class	Institutional Class
1 Year	231	181
3 Years	740	588
5 Years	1,302	1,048
10 Years	2,831	2,323

Expense Example, No Redemption No Load Forward Multi-Strategy Fund (USD $)	Investor Class	Institutional Class
1 Year	231	181
3 Years	740	588
5 Years	1,302	1,048
10 Years	2,831	2,323

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.
Principal Investment Strategies
The Fund is a “fund of funds” that primarily invests in other Forward Funds (“Underlying Funds”). The Fund will typically invest a significant portion of its assets in Underlying Funds with alternative strategies, including long/short strategies and tactical strategies. Forward Management, LLC (“Forward Management” or the “Advisor”) uses an asset allocation strategy to allocate among alternative strategies and more traditional strategies to provide capital appreciation to investors with a very high risk tolerance and an investment time horizon of 10 years or more. The Advisor believes that the use of alternative strategies provides return opportunities and hedging approaches not available in traditional strategies. The Advisor regularly monitors the asset allocation of the Fund and will modify the Underlying Fund allocations in response to the Advisor’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes and investment strategies represented by each Underlying Fund. The strategies and asset classes of the Underlying Funds may include: long/short strategies, tactical strategies, U.S. equity, frontier and emerging market, international equity, U.S. fixed-income, international fixed-income, and money market. In addition to investing in other Forward Funds, the Fund may enter into repurchase agreements collateralized by securities issued by the U.S. Government or its agencies. The Fund’s current asset allocation, which is updated quarterly, is available at www.forwardinvesting.com.
Principal Risks
Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Allocation: The Fund’s investment performance depends on how its assets are allocated and reallocated among particular Underlying Funds according to the Fund’s allocation targets and ranges. Forward Management may make less than optimal or poor asset allocation decisions, meaning that the Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Repurchase Agreements: Repurchase agreements involve the risk that a seller will become subject to bankruptcy or other insolvency proceedings or fail to repurchase a security from the Fund. In such situations, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds (as detailed below), and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

The Fund is exposed to the same risks as the Underlying Funds in which the Fund invests in direct proportion to the allocation of its assets among the Underlying Funds. The following principal risks are principal risks of the Underlying Funds which in the aggregate also constitute principal risks of the Fund by virtue of its investment in the Underlying Funds.

Depositary Receipts: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments.

Emerging Market and Frontier Market Securities: Emerging market and frontier market securities present greater investment risks than investing in the securities of U.S. companies. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Please see “Discussion of Principal and Non-Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index and an index of other funds of funds over time. A brief description of the indices is included in the Appendix to the Fund’s prospectus. The performance of the market index does not reflect deductions for fees, expenses or taxes and the performance of the index of other funds of funds does not reflect deductions for taxes. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. The net asset value of the Fund, which is updated daily, and performance for the Fund, which is updated daily, monthly, and quarterly, may be obtained online at www.forwardinvesting.com or by calling 800-999-6809.
Calendar Year Total Returns—Institutional Class

Best Quarter – June 30, 2009	17.80%
Worst Quarter – December 31, 2008	–22.04%

Average Annual Total Returns For the period ended December 31, 2014
Average Annual Total Returns No Load Forward Multi-Strategy Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Institutional Class	4.81%	5.61%	2.72%	2.01%	Dec. 27, 2000
Institutional Class Return After Taxes on Distributions	2.89%	4.37%	1.88%	1.39%	Dec. 27, 2000
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	2.94%	3.98%	1.87%	1.38%	Dec. 27, 2000
Investor Class	4.28%	5.06%	2.19%	1.49%	Dec. 27, 2000
MSCI ACWI	4.71%	9.74%	6.65%	5.17%
HFRI Fund of Funds Composite Index	3.33%	3.29%	3.03%	3.83%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.